Needham Growth Fund
Needham Growth Fund
Investment Objective
The Needham Growth Fund (the “Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Needham Growth Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 Days or Less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Needham Growth Fund Institutional Class
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Dividends on Short Positions and Interest Expense	0.23%
All Remaining Other Expenses	0.32%
Total Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver/Expense Reimbursement (or Recoupment)	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (or Recoupment)	1.65%
[1]	Reflects a contractual agreement by Needham Investment Management LLC (the "Adviser") to waive its fee and, if necessary, reimburse the Growth Fund through December 31, 2017 to the extent Total Annual Fund Operating Expenses exceed 1.40% of the average daily net assets of Institutional Class shares of the Growth Fund (the "Expense Cap"). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company's Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Growth Fund to exceed the lesser of the Expense cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of "acquired funds," extraordinary items, and shareholder redemption fees but includes the management fee.

Example
This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Growth Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Needham Growth Fund | Institutional Class | USD ($)	168	556	969	2,123

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the investment adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. The Growth Fund may engage in short sales.  The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.

Principal Investment Risks
Stock Investing and Market Risks. The Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.

Growth Investing Risks. The Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Small Company Investment Risks. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Focus Risks. Although the Growth Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), the Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Growth Fund’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Sector Risks. To the extent the Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Growth Fund will be significantly affected by developments in that sector.

Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Growth Fund must purchase the security to return it to the lender.  The Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Loss of money is a risk of investing in the Growth Fund.

Bar Chart and Performance Table
The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the average annual returns of the Growth Fund’s Retail Class shares for 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.

The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund’s website at www.needhamfunds.com.

Calendar Year Total Returns as of December 31 – Retail Class

*Because Institutional Class shares of the Growth Fund are new, the returns shown in the bar chart are for Retail Class shares of the Growth Fund, which are offered in a separate prospectus.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

During the ten-year period shown in the above chart, the highest quarterly return was 22.23% (for the quarter ended 6/30/09) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/08).

Average annual total returns for the periods ended December 31, 2015
The following table shows the average annual returns (before and after taxes) of the Growth Fund’s Retail Class shares and the change in value of certain broad-based market indices over various periods ended December 31, 2015. The index information is intended to permit you to compare the Growth Fund’s performance to several broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average Annual Returns - Needham Growth Fund	Label	Average Annual Returns, 1 Year	[1]	Average Annual Returns, 5 Years	[1]	Average Annual Returns, 10 Years	[1]	Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date	[1]
Retail Class	Return Before Taxes	(5.07%)		6.96%		6.95%		12.96%		Jan. 01, 1996
After Taxes on Distributions | Retail Class	Return After Taxes on Distributions	(6.47%)		5.81%		6.00%		11.72%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Return After Taxes on Distributions and Redemption	(1.68%)		5.54%		5.67%		11.05%
S&P 500® Index	S&P 500 ® Index	1.38%	[2]	12.57%	[2]	7.31%	[2]	8.19%	[2]	Jan. 01, 1996	[2]
NASDAQ Composite Index	NASDAQ Composite Index	7.11%	[2]	15.02%	[2]	9.79%	[2]	9.00%	[2]	Jan. 01, 1996	[2]
S&P MidCap 400® Index	S&P MidCap 400 ® Index	(2.18%)	[2]	10.68%	[2]	8.18%	[2]	11.22%	[2]	Jan. 01, 1996	[2]
Russell 2000® Index	Russell 2000 ® Index	(4.41%)	[2]	9.19%	[2]	6.80%	[2]	8.03%	[2]	Jan. 01, 1996	[2]
[1]	Because Institutional Class shares of the Growth Fund are new, the average annual total returns are for Retail Class shares of the Growth Fund, which are offered in a separate prospectus. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	Comparative indices reflect no deduction for fees, expenses, or taxes.